EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2024
EQUITY METHOD INVESTMENTS
EQUITY METHOD INVESTMENTS

35.EQUITY METHOD INVESTMENTS

SCHMID owns non-controlling interests in the following entities as of December 31, 2024 and 2023. The proportion of ownership interest is the same as the proportion of voting rights held.

		% of ownership interest
Name of the entity	Country of incorporation	12/31/2024	12/31/2023
SCHMID AVACO Korea Co. Ltd. (SAK)	South Korea	50%	50%
Advanced Energy Storage Systems Investment Company (AES)	Kingdom of Saudi Arabia	—%	51%
SCHMID Energy Systems GmbH (SES)	Germany	49%	—%

A description of each entity is provided below.

SCHMID AVACO Korea Co. Ltd. (SAK), South Korea is a company that specializes in the sales and marketing of PVE and PVD equipment. SCHMID developed many innovative PVE and PVD processes and has access to the major manufacturing player for PCB, Substrates and Panel Level Packing. Avaco produces a wide range of equipment, which serves various industries including chip industry, automotive, electronics and telecommunications technology.

Advanced Energy Storage Systems Investment Company (AES), Saudi Arabia was a cooperation of Nusaned Investment (an investment company owned by Saudi Basic Industries Corporation (“SABIC”)) and SCHMID. AES was established to manufacture and focuses on technology development in the field of vanadium redox flow batteries (VRFB). In October 2023, Nusaned Investment and SCHMID, mutually agreed to terminate the cooperation via a share exchange. On January 1, 2024, SCHMID transferred its shares in AES to SABIC and in exchange AES transferred its shares in SES to SCHMID. Following this exchange, SCHMID had a 100% ownership interest in SES.

During 2024, SCHMID and the Pekintas Group based in Istanbul, Turkey, reached an agreement to partner in the design, manufacture and sale of VRFB’s at commercial scale. OC Teknoloji Yatirimlari A.S. (“OC Technlogy Investments” or “OCT”) was established by the Pekintas Group to act as the operating company for the venture. On December 17, 2024, SES, SCHMID GmbH, and OCT executed a Share Purchase Agreement (the “SPA”) whereby SCHMID would transfer a 51% ownership interest in SES to OCT in exchange for a payment of €1 million and a 19.9 % ownership interest in OCT. The SES share transfer and payment of €1 million occurred in December 2024. The fair value of the 49% ownership in SES amounts to €1,200 thousand. The shares in OCT have not been transferred as of year end, but the Company has recorded a receivable amounting to the fair value of the shares (€248 thousand). SCHMID recognized a gain of €3,703 thousand on the sale to OCT of the 51% interest in SES, which is presented in Other Income.